UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04605

First Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

2344 Spruce Street, Suite A, Boulder, CO		80302
(Address of principal executive offices)		(Zip code)

Fund Administrative Services 2344 Spruce Street, Suite A Boulder, CO 80302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(303) 444-5483

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2009

Item 1 – Schedule of Investments.

Portfolio of Investments as of June 30, 2009 (unaudited)

FIRST OPPORTUNITY FUND, INC.

		Value
Shares	Description	(Note 1)

LONG TERM INVESTMENTS (97.7%)
DOMESTIC COMMON STOCKS (79.2%)
Banks & Thrifts (43.5%)
97,144	1st United Bancorp, Inc.*	$388,576
73,090	Alliance Bankshares Corp.*	175,416
541,900	AmeriServ Financial, Inc.	975,420
494,100	Bank of America Corp.	6,522,119
34,200	Bank of Marin	921,690
83,300	Bank of Virginia*	291,550
57,000	BCB Bancorp, Inc.	534,660
64,300	Beverly National Corp.	1,408,170
37,400	Bridge Capital Holdings*	224,774
13,400	Cambridge Bancorp	333,660
47,298	Carolina Trust Bank*	295,613
340,815	CCF Holding Co. *(a)	255,611
51,860	Centrue Financial Corp.	229,740
60,000	Community Bank (b)(c)	3,966,000
75,800	The Connecticut Bank & Trust Co.*	390,370
114,831	Dearborn Bancorp, Inc.*	206,696
101,066	Eastern Virginia Bankshares, Inc.	873,210
97,200	FC Holdings, Inc.*(b)(c)	424,764
456,600	Fifth Third Bancorp	3,241,860
5,700	First Advantage Bancorp	53,865
39,700	First American International*(b)(c)	747,551
32,450	First Bankshares, Inc.*	211,250
79,578	First California Financial Group, Inc.*	490,996
17,400	First Capital Bancorp, Inc.*	139,200
66,500	First Community Bancshares, Inc.	853,860
192,300	First Security Group, Inc.	730,740
66,726	First Southern Bancorp*(b)(c)	891,459
28,200	First State Bank*(b)(c)	102,366
2,880	First Trust Bank*	20,160
193,261	Florida Capital Group*(b)(c)	709,268
16,427	FNB Bancorp	166,734
100,000	The Goldman Sachs Group, Inc.	14,743,999
207,700	Great Florida Bank - Class A*	290,780
15,300	Great Florida Bank - Class B*	26,775
66,000	Greater Hudson Bank N.A.*	297,000
228,000	Hampshire First Bank*(c)	1,311,000
35,203	Heritage Oaks Bancorp*	220,019
418,300	Huntington Bancshares, Inc.	1,748,494
49,200	ICB Financial*	147,600
19,000	Katahdin Bancshares Corp.*(c)	161,500
130,500	Metro Bancorp, Inc.*	2,513,430
905,600	National Bancshares, Inc.*(b)(c)	751,648
39,900	New England Bancshares, Inc.	219,450
5,400	North Dallas Bank & Trust Co.	199,800
361,622	Northfield Bancorp, Inc.	4,202,048
40,500	Oak Ridge Financial Services, Inc.*	311,850
2,500	Old Point Financial Corp.	46,250
39,600	Parkway Bank*	93,060
162,590	Pilot Bancshares, Inc.*	447,123
190,540	Republic First Bancorp, Inc.*	1,486,212
511,743	The South Financial Group, Inc.	608,974
92,369	Southern First Bancshares, Inc.*	645,659
302,900	Square 1 Financial, Inc.*(b)(c)	2,205,112
97,500	State Bancorp, Inc.*	737,100
84,158	Sterling Banks, Inc.*	128,762
7,420	Sun Bancorp, Inc.*	38,436
353,000	SunTrust Banks, Inc.	5,806,850
52,164	Valley Commerce Bancorp*	469,476
36,100	VIST Financial Corp.	238,621

43,787	Wainwright Bank & Trust Co.	343,728
42,700	Washington Banking Co.	402,234
575,100	Wells Fargo & Co.	13,951,925
251,800	Western Alliance Bancorp*	1,722,312
		83,294,575
Diversified Financial Services (7.0%)
16,241	Affinity Financial Corp.*(b)(c)	1,462
25,000	CMET Finance Holding*(b)(d)	981,750
165,700	Goldleaf Financial Solutions, Inc.*	96,106
276,300	Highland Financial Partners LP*(b)(d)	—
60,000	Independence Financial Group, Inc.*(b)(c)	257,400
93,615	Mackinac Financial Corp.*	421,268
864,523	MF Global, Ltd.*	5,126,620
431,640	Muni Funding Co. of America, LLC(b)(d)	841,698
260,100	Ocwen Financial Corp.*(b)(c)	3,036,148
455,100	Ocwen Structured Investments, LLC*(b)(c)	775,308
265,000	Resource Capital Corp.	848,000
466,667	Terra Nova Financial Group*	350,000
139,172	TICC Capital Corp.	613,749
		13,349,509
Insurance (2.5%)
241,100	Amtrust Financial Services, Inc.	2,748,540
72,000	Maiden Holdings, Ltd.*(c)	472,320
22,075	Principal Financial Group, Inc.	415,893
26,800	Transatlantic Holdings, Inc.	1,161,244
		4,797,997
Mortgages & REITS (6.9%)
1,893,215	Chimera Investment Corp.	6,607,321
55,000	Cypress Sharpridge Investments, Inc., REIT*	654,500
152,766	Cypress Sharpridge Investments, Inc., REIT(b)(d)	1,636,124
55,000	Embarcadero Bank*(b)(c)	540,100
191,100	Forest City Enterprises, Inc. - Class A	1,261,260
155,504	Newcastle Investment Holdings Corp., REIT*(b)	475,842
87,900	Verde Realty*(b)(c)	1,741,299
18,600	Walter Investment Management Corp., REIT*	247,008
		13,163,454
Savings & Loans (19.3%)
236,800	Abington Bancorp, Inc.	1,884,928
34,100	Appalachian Bancshares, Inc.*	40,920
10,000	Auburn Bancorp, Inc.*	67,500
151,500	Beacon Federal Bancorp, Inc.	1,357,440
289,435	Beneficial Mutual Bancorp, Inc.*	2,778,576
129,280	Broadway Financial Corp.(a)	775,680
60,100	Carver Bancorp, Inc.	298,096
81,700	Central Federal Corp.	238,564
72,446	CFS Bancorp, Inc.	306,447
33,000	Citizens Community Bank*	363,000
278,200	Citizens Republic Bancorp, Inc.*	197,522
129,482	Danvers Bancorp, Inc.	1,741,533
14,099	Dime Community Bancshares	128,442
26,900	ECB Bancorp, Inc.	524,550
94,300	ESSA Bancorp, Inc.	1,289,081
32,500	Fidelity Federal Bancorp(b)	162,500
25,638	First Community Bank Corp. of America*	97,424
43,400	Georgetown Bancorp, Inc.*	158,410
222,900	Hampden Bancorp, Inc.	2,206,710
3,630	HF Financial Corp.	42,689
62,916	Home Bancorp, Inc.*	751,217
204,948	Home Federal Bancorp, Inc.	2,088,420
42,698	Investors Bancorp, Inc.*	391,114
77,500	Jefferson Bancshares, Inc.	422,375
81,700	Legacy Bancorp, Inc.	906,870
56,000	Liberty Bancorp, Inc.	408,800
130,712	LSB Corp.	1,330,648
30,200	Malvern Federal Bancorp, Inc.	266,666
158,200	Meridian Interstate Bancorp, Inc.*	1,178,590
310,300	MidCountry Financial Corp.*(b)(c)	1,719,062
113,200	Newport Bancorp, Inc.*	1,359,532
67,100	Old Line Bancshares, Inc.	395,890
110,400	Osage Bancshares, Inc.	850,080

163,300	Pacific Premier Bancorp, Inc.*	777,308
165,930	Perpetual Federal Savings Bank(a)	2,571,915
17,500	Privee, LLC*(b)(c)	—
90,100	Provident Financial Holdings, Inc.	499,154
40,650	Redwood Financial, Inc.*(a)(b)	658,530
89,993	River Valley Bancorp(a)	1,100,614
28,600	Rockville Financial, Inc.	313,170
38,700	Rome Bancorp, Inc.	325,080
6,300	Royal Financial, Inc.*	18,585
289,600	SI Financial Group, Inc.	1,230,800
17,600	Sound Financial, Inc.	105,600
100,000	Sterling Eagle*(b)	—
110,500	Third Century Bancorp(a)	497,250
131,000	ViewPoint Financial Group	1,995,130
1,451,428	Washington Mutual Unit Split*(b)(c)	131,935
		36,954,347
Telecommunications (0.0%)(e)
3,900	LogMeIn, Inc.*	62,400

TOTAL DOMESTIC COMMON STOCKS (Cost $211,300,573)		151,622,282

FOREIGN COMMON STOCKS (16.7%)
Bermuda (7.7%)
277,800	Assured Guaranty, Ltd.	3,439,164
441,422	Catlin Group, Ltd.	2,333,001
112,000	CRM Holdings, Ltd.*	135,520
483,900	Maiden Holdings, Ltd.	3,174,384
36,500	RAM Holdings, Ltd.*	9,855
25,100	White Mountains Insurance Group, Ltd.	5,723,554
		14,815,478
Brazil (0.4%)
292,300	Brasil Brokers Participacoes S.A.	420,661
42,000	Companhia Brasileira de Meios de Pagamento*	361,164
		781,825
Canada (0.4%)
111,000	DundeeWealth, Inc.	820,702

Cayman Islands (0.0%)(e)
84,000	Real Gold Mining, Ltd.*	70,885

Denmark (0.5%)
12,690	Gronlandsbanken*	903,620

Great Britain (1.2%)
288,398	Lancashire Holdings, Ltd.*	2,213,409

India (1.5%)
181	Axis Bank, Ltd.	3,145
14,934	Financial Technologies India, Ltd.	406,917
13,393	Housing Development Finance Corp.*	655,532
193,066	Indiabulls Financial Services, Ltd.	806,641
80,902	Kotak Mahindra Bank, Ltd.	1,066,984
		2,939,219
Netherlands (0.9%)
223,230	AerCap Holdings N.V.*	1,611,720

Singapore (0.1%)
214,000	ARA Asset Management, Ltd.(d)	85,695

Switzerland (4.0%)
89,969	Paris RE Holdings, Ltd.*	1,451,459
378,750	UBS AG*	4,632,633
8,447	Valiant Holding	1,559,494
		7,643,586

TOTAL FOREIGN COMMON STOCKS (Cost $43,923,709)		31,886,139

DOMESTIC PREFERRED STOCK (1.7%)
1,600	Maiden Holdings, Ltd.(b)(d)	1,600,000
5,500	South Financial Group, Inc.*(b)(c)	1,661,420
		3,261,420
TOTAL DOMESTIC PREFERRED STOCK (Cost $7,100,000)		3,261,420

DOMESTIC WARRANTS (0.1%)
195,000	Dime Bancorp, Inc., Warrant, strike price $0.00, Expires 12/26/50*	1,950
423,058	Flagstar Bancorp, Warrant, strike price $0.62, Expires 1/30/19*(b)	202,095
233,333	Terra Nova Financial Group, Warrant, strike price $3.00, Expires 3/20/11*(b)(c)	—
181,429	Washington Mutual, Inc., Warrant, strike price $10.06, Expires 4/11/13*(b)(c)	18
		204,063
TOTAL DOMESTIC WARRANTS (Cost $—)		204,063

FOREIGN RIGHTS (—%)
1,167	Brasil Brokers Participacoes S.A., Right, subscription price $15.63, Expires 7/20/09*	—
		—
TOTAL FOREIGN RIGHTS (Cost $—)		—

Par
Value
DOMESTIC CORPORATE BONDS & NOTES (—%)
Mortgages & REITS
$9,956,000	Thornburg Mortgage, Inc., 12.00%, due 3/31/15(b)(d)	—
1,094,077	Thornburg Mortgage, Inc., 12.00%, due 3/31/15(b)	—
		—
TOTAL DOMESTIC CORPORATE BONDS & NOTES (Cost $10,094,213)		—

TOTAL LONG TERM INVESTMENTS (Cost $272,418,495)		186,973,904

SHORT TERM INVESTMENTS (0.7%)
Repurchase Agreement (0.7%)
1,300,000	Deutsche Bank Tri-party Repo, 0.09% dated 6/30/09, to be repurchased at $1,300,003 on 7/1/09, collateralized by U.S. Government Agency Securities with an aggregate market value plus interest of $1,326,001.	1,300,000

TOTAL REPURCHASE AGREEMENT (Cost $1,300,000)		1,300,000

TOTAL SHORT TERM INVESTMENTS (Cost $1,300,000)		1,300,000

TOTAL INVESTMENTS (98.4%) (Cost $273,718,495)		188,273,904
TOTAL OTHER ASSETS LESS LIABILITIES (1.6%)		3,066,117
TOTAL NET ASSETS (100.0%)		$191,340,021

* Non-income producing security.

(a) Affiliated Company. See Notes to Quarterly Portfolio of Investments.

(b) Indicates a fair valued security. Total market value for fair value securities is $26,220,859 representing 13.70% of total net assets.

(c) Private Placement; these securities may only be resold in transactions exempt from registration under the Securities Act of 1933. As of June 30, 2009, these exemptions had a total value of $21,607,140 or 11.29% of net assets.

(d) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended.

(e) Less than 0.05% of Total Net Assets.

Common Abbreviations:

REIT - Real Estate Investment Trust

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

See accompanying Notes to Quarterly Portfolio of Investments.

Notes to Quarterly Portfolio of Investments

June 30, 2009 (unaudited)

Note 1.  Valuation and Investment Practices

Securities Valuation: Securities for which market quotations are readily available (including securities listed on national securities exchanges and those traded over-the-counter) are valued at the last quoted sales price on the valuation date on which the security is traded. If such securities were not traded on the valuation date, but market quotations are readily available, they are valued at the most recently quoted bid price provided by an independent pricing service or by principal market makers. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Where market quotations are not readily available or where the pricing agent or market maker does not provide a valuation or methodology, or provides a valuation or methodology that, in the judgment of the adviser, does not represent fair value (“Fair Value Securities”), securities are valued at fair value by a Pricing Committee appointed by the Board of Directors, in consultation with the adviser. The Fund uses various valuation techniques that utilize both observable and unobservable inputs including multidimensional relational pricing model, option adjusted spread pricing, book value, last available trade, discounted future cash flow models, cost, and comparable company approach. In such circumstances, the adviser makes an initial written recommendation to the Pricing Committee regarding valuation methodology for each Fair Value Security. Thereafter, the adviser conducts periodic reviews of each Fair Value Security to consider whether the respective methodology and its application is appropriate and recommends methodology changes when appropriate. The Pricing Committee reviews and makes a determination regarding each initial methodology recommendation and any subsequent methodology changes. All methodology recommendations and any changes are reviewed by the entire Board of Directors on a quarterly basis. The Portfolio of Investments include investments valued at $26,220,859 (13.7% of total net assets), whose fair values have been estimated by management in the absence of readily determinable fair values.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates fair value.

The Fund follows Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                 Level 1 – quoted prices in active markets for identical investments

•                 Level 2 – significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended June 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$160,589,596	$5,128,206	$17,790,619	$183,508,421
Preferred Stocks	—	1,661,420	1,600,000	3,261,420
Rights and Warrants	1,950	202,113	—	204,063
Short Term Investments	1,300,000	—	—	1,300,000
TOTAL	$161,891,546	$6,991,739	$19,390,619	$188,273,904

Other Financial Instruments*	Level 1	Level 2	Level 3
Credit Default Swaps	$—	$817,763	$—	$817,763
TOTAL	$—	$817,763	$—	$817,763

* Other financial instruments include swap contracts.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of March 31, 2009	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Net purchases	Transfers in and/or out of Level 3	Balance as of June 30, 2009
Common Stocks	$18,285,007	$—	$(988,446)	$307,848	$186,210	$17,790,619
Preferred Stocks	1,600,000	—	—	—	—	1,600,000
Rights and Warrants	—	—	18	—	(18)	—
TOTAL	$19,885,007	$—	$(988,428)	$307,848	$186,192	$19,390,619

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Fund. Interest income including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis, using the effective interest method.

Dividend income from investments in real estate investment trusts (“REITs”) is recorded at management’s estimate of income included in distributions received. Distributions received in excess of this amount are recorded as a reduction of the cost of investments. The actual amount of income and return of capital are determined by each REIT only after its fiscal year-end, and may differ from the estimated amounts. Such differences, if any, are recorded in Fund’s following year.

Foreign Currency Translation: The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The books and records of the Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into US dollars at the exchange rate prevailing at the end of the period, and purchases and sales of investment securities, income and expenses transacted in foreign currencies are translated at the exchange rate on the dates of such transactions. Foreign currency gains and losses result from fluctuations in exchange rates between trade date and settlement date on securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in gains and losses as stated in the Statement of Operations under Foreign currency related transactions.

Repurchase Agreements: The Fund may enter into repurchase agreement transactions with United States financial institutions. It is the Fund’s policy that its custodian take possession of the underlying collateral securities, the value of which exceed the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. The value of the collateral at the time of the execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. If the seller defaults, and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Note 2.  Unrealized Appreciation/(Depreciation)

On June 30, 2009, based on cost of $274,717,879 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $25,854,991 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $112,298,966, resulting in net unrealized depreciation of $86,443,975.

Note 3. Transactions With Affiliated Companies

Transactions during the period with companies in which the Fund owned at least 5% of the voting securities were as follows:

Name of Affiliate	Beginning Share Balance as of 4/1/09	Purchases	Sales	Ending Share Balance as of 6/30/09	Dividend Income	Realized Gains (Losses)	Market Value

Broadway Financial Corporation	129,280	—	—	129,280	$6,464	—	$775,680
CCF Holding Company	340,815	—	—	340,815	—	—	255,611
Perpetual Federal Savings Bank	165,930	—	—	165,930	33,186	—	2,571,915
Redwood Financial, Inc.	40,650	—	—	40,650	—	—	658,530
River Valley Bancorp	89,993	—	—	89,993	18,899	—	1,100,614
Third Century Bancorp	110,500	—	—	110,500	—	—	497,250
					$58,549	$—	$5,859,600

Note 4. Credit Default Swaps

The Fund may enter into credit default swap contracts for hedging purposes, to gain market exposure or to add leverage to its portfolio. When used for hedging purposes, the Fund would be the buyer of a credit default swap contract. In that case, the Fund would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation, index or other investment from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign issuer, on the referenced debt obligation. In return, the Fund would pay to the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would have spent the stream of payments and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total assets, the Fund would be subject to investment exposure on the notional amount of the swap.

In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation, as opposed to a credit downgrade or other indication of financial difficulty. Credit default swaps are marked to market periodically using quotations from pricing services. Unrealized gains, including the accrual of interest are recorded as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in value of the credit default swap, including the accrual of interest to be paid or received is reported as a change in unrealized appreciation/depreciation on the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of the swap agreement.

Credit default swap contracts entered into by the Fund as of June 30, 2009, were as follows:

Swap Counterparty	Referenced Obligation	Notional Amount		Rates paid by Fund	Termination Date	Unrealized Gain/(Loss)
Morgan Stanley	Barclays Bank	4,500,000	EUR	1.42%	9/20/13	$(19,542)
Goldman Sachs	BNP Paribas	4,500,000	EUR	0.67%	9/20/13	(57)
Goldman Sachs	Commerzbank	4,500,000	EUR	0.88%	9/20/13	52,313
Morgan Stanley	Credit Agricole	4,500,000	EUR	1.09%	9/20/13	(10,754)
Morgan Stanley	DBR	25,000,000	USD	0.12%	9/20/18	418,590
Goldman Sachs	EURO DB	3,400,000	EUR	0.88%	9/20/13	36,471
Goldman Sachs	Intesa Sanpaolo	4,500,000	EUR	0.57%	9/20/13	29,644
Morgan Stanley	Lloyds Bank	4,500,000	EUR	0.89%	9/20/13	188,232
Morgan Stanley	Republic of Korea	3,000,000	USD	1.22%	9/20/13	68,717
Morgan Stanley	Royal Bank Scott	4,500,000	EUR	1.37%	9/20/13	70,747
Morgan Stanley	Societe Generale	4,500,000	EUR	1.01%	9/20/13	(16,598)
TOTAL						$817,763

Note 5. Recently Issued Accounting Pronouncements

The Fund follows FASB Statement of Financial Accounting Standards No. 161 (“SFAS 161”) “Disclosures about Derivative Instruments and Hedging Activities” — an amendment of FASB Statement No. 133 (“SFAS 133”),” which expands the disclosure requirements in SFAS 133 about entity’s derivative instruments and hedging activities. Management has concluded that the adoption of SFAS 161, as adopted by the Fund April 1, 2009, has no impact on the Fund’s Quarterly Portfolio of Investments (filed as part of the Form NQ) for the three months ended June 30, 2009.

Item 2 - Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 17 CFR 270.300-3(c)) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

(a)

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	First Opportunity Fund, Inc.

By:	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date:	August 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date:	August 27, 2009

By:	/s/ Carl D. Johns
Carl D. Johns, Vice President and Treasurer
(Principal Financial Officer)

Date:	August 27, 2009